MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.9

Client Name:
Client Project Name:	MFA 2022-NQM1
Start - End Dates:	5/3/2018 - 10/22/2021
Deal Loan Count:	288

Conditions Report 2.0

Loans in Report:	288
Loans with Conditions:	201

134 - Total Active Conditions
134 - Non-Material Conditions
92 - Credit Review Scope
40 - Category: Application
3 - Category: Assets
23 - Category: Credit/Mtg History
1 - Category: DTI
8 - Category: Income/Employment
3 - Category: Insurance
1 - Category: Legal Documents
1 - Category: LTV/CLTV
12 - Category: Terms/Guidelines
8 - Property Valuations Review Scope
7 - Category: FEMA
1 - Category: Property
34 - Compliance Review Scope
3 - Category: Documentation
4 - Category: Federal Consumer Protection
5 - Category: Finance Charge Tolerance
3 - Category: RESPA
2 - Category: State Prepayment Penalty
1 - Category: State Rate Spread
1 - Category: TILA
15 - Category: TILA/RESPA Integrated Disclosure
239 - Total Satisfied Conditions

56 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
16 - Category: Application
4 - Category: Assets
10 - Category: Credit/Mtg History
4 - Category: DTI
6 - Category: Income/Employment
6 - Category: Insurance
1 - Category: Legal Documents
5 - Category: Terms/Guidelines
3 - Category: Title
117 - Property Valuations Review Scope
75 - Category: Appraisal
18 - Category: FEMA
2 - Category: Property
22 - Category: Value
66 - Compliance Review Scope
18 - Category: Compliance Manual
2 - Category: Documentation
2 - Category: Federal Consumer Protection
3 - Category: RESPA
7 - Category: Right of Rescission
34 - Category: TILA/RESPA Integrated Disclosure
22 - Total Waived Conditions

15 - Credit Review Scope
3 - Category: Assets
3 - Category: DTI
5 - Category: Income/Employment
1 - Category: Insurance
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
7 - Compliance Review Scope
1 - Category: Federal Consumer Protection
3 - Category: State Rate Spread
3 - Category: TILA/RESPA Integrated Disclosure

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